Subsequent Events (Details) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 27, 2022	May 27, 2022	May 25, 2022	Mar. 31, 2022	Dec. 31, 2021	May 24, 2022	Feb. 08, 2018
Subsequent Events (Details) [Line Items]
Common stock, par value					$ 10		$ 10
Number of shares available (in Shares)					556,388
Bid price per share						$ 1
Closing bid price per share				$ 1	$ 3.55
Payment reduction percentage				25.00%
Payments at closing period (in Dollars)				$ 100,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Securities purchase agreement description	Company such that (a) the Company will be subject to a daily cash test beginning on July 1, 2022 of having an available cash balance of at least $7 million, which amount shall be reduced by $1 million on each of the dates at which the aggregate principal due upon the Convertible Notes is equal to or less than $14 million and $11 million, subject in all cases to a minimum of $5 million, and (b) the Company will establish and maintain bank accounts for each holder and deposit in such accounts an aggregate amount of $7 million with such amount to be released from the accounts only upon the written consent of such holder, provided that $1 million will automatically release from the accounts upon the occurrence of each of the dates at which the aggregate principal due upon the Convertible Notes is equal to or less than $14 million and $11 million, so long as no Equity Condition Failure then exists. Further the holders of the Convertible Notes would waive provisions of the Senior Convertible Notes such that (i) no amortization payments are due and payable by the Company for any payments previously required to be made by the Company from July 1, 2022 through January 1, 2023, (ii) the holders of the Convertible Notes will not accelerate any previously deferred installment amounts under the Convertible Notes until January 1, 2023 and (iii) the terms of the Convertible Notes which would provide for reset of the conversion price of the Convertible Notes as a result of the issuance of securities under this prospectus and instead agree to a reset of the conversion price equal to a per share price of 135% of the pr unit offering price in this offering.
Common stock, par value		$ 0.001
Number of shares available (in Shares)			2,934,962
Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Common stock shares issued (in Shares)		75,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Common stock shares issued (in Shares)		150,000,000
Nasdaq Stock Market LLC [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value						$ 0.0001